(Absolute Return Currency Fund (formerly John Hancock Currency Strategies Fund))

John Hancock Funds II

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Absolute Return Currency Fund

(formerly John Hancock Currency Strategies Fund)

As of February 1, 2014, John Hancock Advisers, LLC, the fund's advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Absolute Return Currency Fund (formerly John Hancock Currency Strategies Fund))		Class R6
Management fee		0.88%
Other expenses	[1]	0.65%
Total annual fund operating expenses		1.53%
Contractual expense reimbursement	[2]	(0.61%)
Total annual fund operating expenses after expense reimbursements		0.92%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on November 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 1.05% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Class Expense Limitation expires on November 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:
Expense Example (Absolute Return Currency Fund (formerly John Hancock Currency Strategies Fund)) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	94	424	776	1,772

(Global Absolute Return Strategies Fund)

John Hancock Funds II

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Global Absolute Return Strategies Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund's advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Global Absolute Return Strategies Fund)		Class R6
Management fee		1.20%
Other expenses	[1]	0.32%
Total annual fund operating expenses		1.52%
Contractual expense reimbursement	[2]	(0.21%)
Total annual fund operating expenses after expense reimbursements		1.31%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue-sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on November 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 1.50% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Class Expense Limitation expires on November 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:
Expense Example (Global Absolute Return Strategies Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	133	460	809	1,795

(Alternative Asset Allocation Fund)

John Hancock Funds II

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Alternative Asset Allocation Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund's advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Alternative Asset Allocation Fund)		Class R6
Management fee		0.21%
Other expenses		1.21%
Acquired fund fee and expenses	[1]	1.05%
Total annual fund operating expenses	[2]	2.47%
Contractual expense reimbursement	[3][4][5]	(1.16%)
Total annual fund operating expenses after expense reimbursements		1.31%
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	The advisor has contractually agreed to waive its management fee by 0.10% as a percentage of the fund's average annual net assets. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[4]	The advisor has contractually agreed to limit "Expenses" of Class R6 shares to 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares. "Expenses" means all class specific expenses attributable to Class R6 shares and excludes fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.
[5]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.04% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees, printing and postage, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:
Expense Example (Alternative Asset Allocation Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	133	659	1,211	2,718

(Emerging Markets Fund)

John Hancock Funds II

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Emerging Markets Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund's advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Emerging Markets Fund)		Class R6
Management fee		0.95%
Other expenses		16.04%
Total annual fund operating expenses		16.99%
Contractual expense reimbursement	[1]	(15.91%)
Total annual fund operating expenses after expense reimbursements		1.08%
[1]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 1.22% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Class Expense Limitation expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:
Expense Example (Emerging Markets Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	110	3,231	5,648	9,567

(Floating Rate Income Fund)

John Hancock Funds II

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Floating Rate Income Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund's advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Floating Rate Income Fund)		Class R6
Management fee		0.68%
Other expenses	[1]	0.49%
Total annual fund operating expenses		1.17%
Contractual expense reimbursement	[2]	(0.46%)
Total annual fund operating expenses after expense reimbursements		0.71%
[1]	"Other expenses" have been restated to reflect current transfer agency and service fees.
[2]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 0.81% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Class Expense Limitation expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:
Expense Example (Floating Rate Income Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	73	326	599	1,379

(Natural Resources Fund)

John Hancock Funds II

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Natural Resources Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund's advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Natural Resources Fund)		Class R6
Management fee		1.00%
Other expenses		15.18%
Total annual fund operating expenses		16.18%
Contractual expense reimbursement	[1][2]	(15.10%)
Total annual fund operating expenses after expense reimbursements		1.08%
[1]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue-sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 1.28% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Class Expense Limitation expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.
[2]	The advisor has contractually agreed to waive its advisory fees so that the amount retained by the advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:
Expense Example (Natural Resources Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	110	3,108	5,472	9,424

(Small Cap Value Fund)

John Hancock Funds II

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Small Cap Value Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund's advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Small Cap Value Fund)		Class R6
Management fee		1.04%
Other expenses	[1]	0.18%
Acquired fund fee and expenses	[2]	0.04%
Total annual fund operating expenses		1.26%
Contractual expense reimbursement	[3]	(0.11%)
Total annual fund operating expenses after expense reimbursements		1.15%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that "Expenses" of Class R6 shares exceed 1.20% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the "Class Expense Limitation"), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Class Expense Limitation expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:
Expense Example (Small Cap Value Fund) (USD $)	1 Year	3 Years
Class R6	117	389

(Strategic Income Opportunities Fund)

John Hancock Funds II

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Strategic Income Opportunities Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund's advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Strategic Income Opportunities Fund)		Class R6
Management fee		0.65%
Other expenses		5.80%
Acquired fund fee and expenses	[1]	0.01%
Total annual fund operating expenses	[2]	6.46%
Contractual expense reimbursement	[3]	(5.74%)
Total annual fund operating expenses after expense reimbursements		0.72%
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's anticipated investments in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 0.83% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Class Expense Limitation expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:
Expense Example (Strategic Income Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	74	1,401	2,690	5,752

(Lifestyle Aggressive Fund)

John Hancock Funds II

Supplement dated February 1, 2014, to the current Class R6 prospectus

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Lifestyle Conservative Portfolio

As of February 1, 2014, John Hancock Advisers, LLC, the funds' advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the funds described below in order to reduce the expenses of Class R6 shares of the funds.

Lifestyle Aggressive Portfolio

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Lifestyle Aggressive Fund)		Class R6
Management fee		0.05%
Other expenses		2.52%
Acquired fund fee and expenses	[1]	0.92%
Total annual fund operating expenses	[2]	3.49%
Contractual expense reimbursement	[3]	(2.50%)
Total annual fund operating expenses after expense reimbursements		0.99%
[1]	"Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investment in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ration of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	The advisor has contractually agreed to limit Expenses of Class R6 shares to 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares. Expenses means all class specific expenses attributable to Class R6 shares and excludes fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on April 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:
Expense Example (Lifestyle Aggressive Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	101	838	1,597	3,599

(Lifestyle Balanced Fund)

Lifestyle Balanced Portfolio

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Lifestyle Balanced Fund)		Class R6
Management fee		0.04%
Other expenses		1.11%
Acquired fund fee and expenses	[1]	0.85%
Total annual fund operating expenses	[2]	2.00%
Contractual expense reimbursement	[3]	(1.09%)
Total annual fund operating expenses after expense reimbursements		0.91%
[1]	"Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investment in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ration of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	The advisor has contractually agreed to limit Expenses of Class R6 shares to 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares. Expenses means all class specific expenses attributable to Class R6 shares and excludes fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on April 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:
Expense Example (Lifestyle Balanced Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	93	522	977	2,240

(Lifestyle Growth Fund)

Lifestyle Growth Portfolio

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Lifestyle Growth Fund)		Class R6
Management fee		0.04%
Other expenses		2.19%
Acquired fund fee and expenses	[1]	0.88%
Total annual fund operating expenses	[2]	3.11%
Contractual expense reimbursement	[3]	(2.17%)
Total annual fund operating expenses after expense reimbursements		0.94%
[1]	"Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investment in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ration of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	The advisor has contractually agreed to limit Expenses of Class R6 shares to 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares. "Expenses" means all class specific expenses attributable to Class R6 shares and excludes fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on April 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:
Expense Example (Lifestyle Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	96	755	1,440	3,268

(Lifestyle Moderate Fund)

Lifestyle Moderate Portfolio

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Lifestyle Moderate Fund)		Class R6
Management fee		0.04%
Other expenses		4.75%
Acquired fund fee and expenses	[1]	0.80%
Total annual fund operating expenses	[2]	5.59%
Contractual expense reimbursement	[3]	(4.73%)
Total annual fund operating expenses after expense reimbursements		0.86%
[1]	"Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investment in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ration of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	The advisor has contractually agreed to limit Expenses of Class R6 shares to 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares. Expenses means all class specific expenses attributable to Class R6 shares and excludes fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on April 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:
Expense Example (Lifestyle Moderate Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	88	1,245	2,389	5,190

(Lifestyle Conservative Fund)

Lifestyle Conservative Portfolio

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Lifestyle Conservative Fund)		Class R6
Management fee		0.04%
Other expenses		2.46%
Acquired fund fee and expenses	[1]	0.76%
Total annual fund operating expenses	[2]	3.26%
Contractual expense reimbursement	[3]	(2.44%)
Total annual fund operating expenses after expense reimbursements		0.82%
[1]	"Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investment in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ration of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	The advisor has contractually agreed to limit Expenses of Class R6 shares to 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares. Expenses means all class specific expenses attributable to Class R6 shares and excludes fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on April 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:
Expense Example (Lifestyle Conservative Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	84	775	1,490	3,390